UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Large Cap Value Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Large Cap Value Fund
Class A [PEYAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Large Cap Value Fund returned 35.36%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSA-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	35.36	14.07	11.14
Class A (with sales charge)	27.58	12.73	10.49
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSA-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSA-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSA-1224

Putnam Large Cap Value Fund
Class C [PEQCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Large Cap Value Fund returned 34.35%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSC-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	34.35	13.21	10.48
Class C (with sales charge)	33.35	13.21	10.48
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSC-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSC-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSC-1224

Putnam Large Cap Value Fund
Class R [PEQRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Large Cap Value Fund returned 35.05%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	35.05	13.78	10.86
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSR-1224

Putnam Large Cap Value Fund
Class R5 [PEQLX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$75	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R5 shares of Putnam Large Cap Value Fund returned 35.67%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR5-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R5	35.67	14.34	11.43
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR5-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR5-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSR5-1224

Putnam Large Cap Value Fund
Class R6 [PEQSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Large Cap Value Fund returned 35.83%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR6-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	35.83	14.47	11.55
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR6-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR6-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSR6-1224

Putnam Large Cap Value Fund
Class Y [PEIYX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$74	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Large Cap Value Fund returned 35.74%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	NRG Energy, an energy and home services company
↑	PulteGroup, a residential home-construction company
↑	United Rentals, an equipment rental company

Top detractors from performance:
↓	Overweight position in Charter Communications, a telecommunications company
↓	Out-of-benchmark holding in Shell, a multinational oil and gas company
↓	Overweight position in Humana, a health insurance company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSY-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	35.74	14.35	11.42
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$33,062,192,931
Total Number of Portfolio Holdings*	114
Total Management Fee Paid	$123,686,582
Portfolio Turnover Rate	16%
*	Includes derivatives, if applicable.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSY-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 3	38906-ATSY-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 4	38906-ATSY-1224

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
October 31, 2024	$195,139	$ —	$6,305	$ —
October 31, 2023	$183,316	$ —	$6,305	$ —

For the fiscal years ended October 31, 2024 and October 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $878,341 and $226,937 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
October 31, 2024	$ —	$791,963	$80,073	$872,036
October 31, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Large Cap Value
Fund

Financial Statements and Other Important Information

Annual | October 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Large Cap Value Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Large Cap Value Fund (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for the year ended October 31, 2024, the year ended October 31, 2023, the year ended October 31, 2022, the eleven months ended October 31, 2021 and the year ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for the year ended October 31, 2024, the year ended October 31, 2023, the year ended October 31, 2022, the eleven months ended October 31, 2021 and the year ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended November 30, 2019 and the financial highlights for each of the periods ended on or prior to November 30, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 10, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Large Cap Value Fund	1

The fund’s portfolio 10/31/24
COMMON STOCKS (96.5%)*	Shares	Value
Aerospace and defense (3.1%)
Northrop Grumman Corp.	939,257	$478,100,598
RTX Corp.	4,398,006	532,114,746
		1,010,215,344
Air freight and logistics (1.8%)
FedEx Corp.	2,179,020	596,724,627
		596,724,627
Automobiles (2.0%)
General Motors Co.	12,781,785	648,803,407
		648,803,407
Banks (8.0%)
Bank of America Corp.	20,358,444	851,390,128
Citigroup, Inc.	14,342,452	920,355,145
JPMorgan Chase & Co.	1,504,668	333,915,923
PNC Financial Services Group, Inc. (The)	2,802,142	527,559,274
		2,633,220,470
Beverages (2.4%)
Coca-Cola Co. (The)	11,910,613	777,882,135
		777,882,135
Biotechnology (4.7%)
AbbVie, Inc.	4,717,071	961,669,265
Regeneron Pharmaceuticals, Inc. †	700,882	587,479,292
		1,549,148,557
Building products (1.0%)
Johnson Controls International PLC	4,400,497	332,457,548
		332,457,548
Capital markets (4.4%)
Charles Schwab Corp. (The)	7,194,145	509,561,290
CME Group, Inc.	1,597,860	360,093,730
Goldman Sachs Group, Inc. (The)	796,052	412,187,765
State Street Corp.	1,743,453	161,792,438
		1,443,635,223
Chemicals (3.9%)
Corteva, Inc.	8,478,593	516,515,886
DuPont de Nemours, Inc.	3,813,211	316,458,381
Eastman Chemical Co.	2,061,871	216,682,023
PPG Industries, Inc.	1,980,881	246,639,493
		1,296,295,783
Construction materials (1.5%)
CRH PLC	5,084,691	485,232,062
		485,232,062
Consumer finance (2.0%)
Capital One Financial Corp.	4,110,452	669,140,481
		669,140,481
Consumer staples distribution and retail (4.8%)
BJ’s Wholesale Club Holdings, Inc. †	2,375,735	201,296,027
Target Corp.	2,280,520	342,169,221
Walmart, Inc.	12,632,280	1,035,215,346
		1,578,680,594
Containers and packaging (0.5%)
Ball Corp.	2,914,170	172,664,573
		172,664,573
Electric utilities (4.3%)
NextEra Energy, Inc.	6,936,717	549,734,822
NRG Energy, Inc.	5,670,089	512,576,046
PPL Corp.	10,694,023	348,197,389
		1,410,508,257
Electronic equipment, instruments, and components (0.5%)
Vontier Corp.	4,075,550	151,121,394
		151,121,394

2
Large Cap Value Fund

COMMON STOCKS (96.5%)* cont.	Shares	Value
Financial services (1.4%)
Apollo Global Management, Inc.	3,310,623	$474,279,851
		474,279,851
Health care equipment and supplies (1.4%)
Boston Scientific Corp. †	5,699,774	478,895,011
		478,895,011
Health care providers and services (5.2%)
Cigna Group (The)	1,421,332	447,449,527
McKesson Corp.	1,162,031	581,701,098
UnitedHealth Group, Inc.	1,234,722	697,000,569
		1,726,151,194
Hotels, restaurants, and leisure (1.2%)
Hilton Worldwide Holdings, Inc.	1,708,703	401,288,900
		401,288,900
Household durables (2.4%)
PulteGroup, Inc.	6,206,075	803,872,895
		803,872,895
Household products (2.1%)
Procter & Gamble Co. (The)	4,234,047	699,379,883
		699,379,883
Industrial conglomerates (1.4%)
Honeywell International, Inc.	2,180,064	448,395,564
		448,395,564
Insurance (2.5%)
American International Group, Inc.	5,358,050	406,568,834
AXA SA (France)	11,380,796	427,317,991
		833,886,825
Life sciences tools and services (1.7%)
Thermo Fisher Scientific, Inc.	1,040,940	568,686,341
		568,686,341
Machinery (2.4%)
Ingersoll Rand, Inc.	4,830,661	463,743,456
Otis Worldwide Corp.	3,217,825	315,990,415
		779,733,871
Media (1.5%)
Charter Communications, Inc. Class A †	804,327	263,505,568
Comcast Corp. Class A	5,185,623	226,456,156
		489,961,724
Metals and mining (1.5%)
Freeport-McMoRan, Inc.	11,227,721	505,471,999
		505,471,999
Office REITs (0.9%)
Vornado Realty Trust R	7,177,821	297,233,566
		297,233,566
Oil, gas, and consumable fuels (6.5%)
ConocoPhillips	3,850,218	421,752,880
Exxon Mobil Corp.	8,394,475	980,306,791
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	12,458,661	419,319,186
Valero Energy Corp.	2,409,096	312,604,297
		2,133,983,154
Passenger airlines (1.5%)
Southwest Airlines Co.	16,529,872	505,483,486
		505,483,486
Personal care products (0.3%)
Kenvue, Inc.	4,958,108	113,689,416
		113,689,416
Pharmaceuticals (2.8%)
AstraZeneca PLC ADR (United Kingdom)	6,234,920	443,614,558
Merck & Co., Inc.	1,991,516	203,771,917
Sanofi SA (France)	2,611,422	275,974,473
		923,360,948

Large Cap Value Fund
3

COMMON STOCKS (96.5%)* cont.	Shares	Value
Semiconductors and semiconductor equipment (2.7%)
NXP Semiconductors NV	1,593,696	$373,721,712
Qualcomm, Inc.	3,278,481	533,638,352
		907,360,064
Software (4.9%)
Microsoft Corp.	2,079,251	844,903,644
Oracle Corp.	4,647,935	780,109,410
		1,625,013,054
Specialized REITs (1.3%)
American Tower Corp. R	725,774	154,981,780
Gaming and Leisure Properties, Inc. R	5,598,089	280,968,087
		435,949,867
Specialty retail (1.0%)
O’Reilly Automotive, Inc. †	275,958	318,218,208
		318,218,208
Tobacco (2.1%)
Philip Morris International, Inc.	5,250,624	696,757,805
		696,757,805
Trading companies and distributors (1.2%)
United Rentals, Inc.	499,628	406,097,638
		406,097,638
Wireless telecommunication services (1.7%)
T-Mobile US, Inc.	2,518,276	561,978,472
		561,978,472
Total common stocks (cost $21,885,497,347)		$31,890,860,191
U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26 [i]	$332,517	$432,904
U.S. Treasury Notes
4.375%, 5/15/34 [i]	56,000	57,542
4.25%, 6/30/31 [i]	71,000	72,115
3.75%, 12/31/28 [i]	2,169,000	2,162,100
1.625%, 5/15/31 [i]	960,000	826,090
0.625%, 8/15/30 [i]	64,000	52,428
0.50%, 3/31/25 [i]	255,000	251,016
0.375%, 1/31/26 [i]	290,000	276,735
0.375%, 12/31/25 [i]	565,000	540,795
0.375%, 4/30/25 [i]	482,000	472,443
0.25%, 7/31/25 [i]	1,090,000	1,057,869
Total U.S. treasury obligations (cost $6,202,037)		$6,202,037
SHORT-TERM INVESTMENTS (3.1%)*	Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 4.862%, 11/20/24	$35,000,000	$34,906,654
Canadian Imperial Bank of Commerce commercial paper 4.849%, 11/6/24 (Canada)	50,000,000	49,959,828
Chariot Funding, LLC asset-backed commercial paper 4.834%, 11/15/24	50,000,000	49,899,709
Chariot Funding, LLC asset-backed commercial paper 4.827%, 11/1/24	50,000,000	49,993,297
FMS Wertmanagement commercial paper 4.750%, 11/21/24 (Germany)	50,000,000	49,862,567
FMS Wertmanagement commercial paper 4.828%, 11/14/24 (Germany)	50,000,000	49,907,722
FMS Wertmanagement commercial paper 4.843%, 11/12/24 (Germany)	50,000,000	49,920,813
GTA Funding, LLC asset-backed commercial paper 5.079%, 12/13/24	28,840,000	28,676,407
GTA Funding, LLC asset-backed commercial paper 4.774%, 12/5/24	40,000,000	39,814,694
Interest in $300,000,000 joint tri-party repurchase agreement dated 10/31/2024 with JPMorgan Securities, LLC due 11/1/2024 — maturity value of $150,084,217 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 6.500% and due dates ranging from 10/1/2030 to 10/1/2054, valued at $306,041,226)	150,064,000	150,064,000
Putnam Short Term Investment Fund Class P 4.95% L	Shares 250,332,717	250,332,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% P	Shares 18,496,970	18,496,970
Totalenergies Capital SA commercial paper 4.763%, 12/20/24 (France)	$50,000,000	49,675,347

4
Large Cap Value Fund

SHORT-TERM INVESTMENTS (3.1%)* cont.	Principal amount/shares	Value
Totalenergies Capital SA commercial paper 4.851%, 11/18/24 (France)	$50,000,000	$49,880,563
Totalenergies Capital SA commercial paper 4.850%, 11/15/24 (France)	50,000,000	49,900,146
U.S. Treasury Bills 5.161%, 11/19/24	46,800,000	46,691,947
U.S. Treasury Bills 4.895%, 12/17/24	16,200,000	16,105,442
Total short-term investments (cost $1,034,131,807)		$1,034,088,823
TOTAL INVESTMENTS
Total investments (cost $22,925,831,191)	$32,931,151,051
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $33,062,192,931.
†	This security is non-income-producing.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $1,559,696,784)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Euro	Sell	12/18/24	$36,934,932	$37,726,033	$791,101
Barclays Bank PLC
	British Pound	Sell	12/18/24	185,608,447	189,630,358	4,021,911
	Euro	Sell	12/18/24	98,907,306	101,035,426	2,128,120
Citibank, N.A.
	British Pound	Sell	12/18/24	192,001,136	196,252,763	4,251,627
Goldman Sachs International
	British Pound	Sell	12/18/24	186,281,999	190,287,312	4,005,313
	Euro	Sell	12/18/24	46,567,852	47,574,466	1,006,614
HSBC Bank USA, National Association
	British Pound	Sell	12/18/24	16,697,371	16,966,049	268,678
	Euro	Sell	12/18/24	84,447,081	86,336,641	1,889,560
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/24	28,733,382	29,353,426	620,044
	Euro	Sell	12/18/24	79,703,691	80,736,813	1,033,122
Morgan Stanley & Co. International PLC
	British Pound	Buy	12/18/24	40,757,661	41,734,943	(977,282)
	Euro	Sell	12/18/24	180,767,460	184,705,791	3,938,331
NatWest Markets PLC
	British Pound	Sell	12/18/24	31,361,965	32,034,611	672,646
	Euro	Sell	12/18/24	2,166,271	2,212,700	46,429
State Street Bank and Trust Co.
	British Pound	Sell	12/18/24	91,939,397	93,908,017	1,968,620
	Euro	Sell	12/18/24	56,615,000	57,838,533	1,223,533

Large Cap Value Fund
5

	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $1,559,696,784) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	UBS AG
		British Pound	Sell	12/18/24	$50,707,645	$51,844,138	$1,136,493
		Euro	Sell	12/18/24	85,146,613	86,980,896	1,834,283
	WestPac Banking Corp.
		British Pound	Sell	12/18/24	31,838,121	32,537,868	699,747
	Unrealized appreciation						31,536,172
	Unrealized (depreciation)						(977,282)
	Total						$30,558,890
*	The exchange currency for all contracts listed is the United States Dollar.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,051,940,196	$—	$—
Consumer discretionary	2,172,183,410	—	—
Consumer staples	3,866,389,833	—	—
Energy	1,714,663,968	419,319,186	—
Financials	5,626,844,859	427,317,991	—
Health care	4,970,267,578	275,974,473	—
Industrials	4,079,108,078	—	—
Information technology	2,683,494,512	—	—
Materials	2,459,664,417	—	—
Real Estate	733,183,433	—	—
Utilities	1,410,508,257	—	—
Total common stocks	30,768,248,541	1,122,611,650	—
U.S. treasury obligations	—	6,202,037	—
Short-term investments	18,496,970	1,015,591,853	—
Totals by level	$30,786,745,511	$2,144,405,540	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$30,558,890	$—
	Totals by level	$—	$30,558,890	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6
Large Cap Value Fund

Financial Statements

Statement of assets and liabilities

10/31/24

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $22,675,498,474)	$32,680,818,334
Affiliated issuers (identified cost $250,332,717) (Note 5)	250,332,717
Cash	17,074
Dividends, interest and other receivables	20,123,908
Foreign tax reclaim	4,266,582
Receivable for shares of the fund sold	163,656,325
Unrealized appreciation on forward currency contracts (Note 1)	31,536,172
Prepaid assets	453,117
Total assets	33,151,204,229

LIABILITIES
Payable for shares of the fund repurchased	32,933,862
Payable for compensation of Manager (Note 2)	12,768,709
Payable for custodian fees (Note 2)	106,595
Payable for investor servicing fees (Note 2)	9,249,515
Payable for Trustee compensation and expenses (Note 2)	2,512,167
Payable for administrative services (Note 2)	100,362
Payable for distribution fees (Note 2)	2,827,337
Unrealized depreciation on forward currency contracts (Note 1)	977,282
Collateral on certain derivative, at value (Notes 1 and 8)	24,699,007
Other accrued expenses	2,836,462
Total liabilities	89,011,298
Net assets	$33,062,192,931

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$21,216,728,010
Total distributable earnings (Note 1)	11,845,464,921
Total — Representing net assets applicable to capital shares outstanding	$33,062,192,931

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($11,369,077,413 divided by 307,699,137 shares)	$36.95
Offering price per class A share (100/94.25 of $36.95)*	$39.20
Net asset value and offering price per class C share ($392,447,478 divided by 10,810,101 shares)**	$36.30
Net asset value, offering price and redemption price per class R share ($130,251,985 divided by 3,565,000 shares)	$36.54
Net asset value, offering price and redemption price per class R5 share ($35,206,752 divided by 951,702 shares)	$36.99
Net asset value, offering price and redemption price per class R6 share ($6,177,233,449 divided by 167,044,999 shares)	$36.98
Net asset value, offering price and redemption price per class Y share ($14,957,975,854 divided by 404,688,335 shares)	$36.96
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund	7

Statement of operations

Year ended 10/31/24

Investment income
Dividends (net of foreign tax of $5,106,699) (including dividend income of $1,734,428 from investments in affiliated issuers)	$514,743,583
Interest (including interest income of $10,157,589 from investments in affiliated issuers) (Note 5)	63,912,938
Securities lending (net of expenses) (Notes 1 and 5)	58,736
Other income (Note 1)	6,471,233
Total investment income	585,186,490

EXPENSES
Compensation of Manager (Note 2)	123,694,095
Investor servicing fees (Note 2)	32,585,062
Custodian fees (Note 2)	263,893
Trustee compensation and expenses (Note 2)	1,193,177
Distribution fees (Note 2)	30,331,996
Administrative services (Note 2)	627,617
Other	6,194,387
Fees waived and reimbursed by Manager (Note 2)	(7,513)
Total expenses	194,882,714
Expense reduction (Note 2)	(249,091)
Net expenses	194,633,623
Net investment income	390,552,867

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,726,833,439
Securities from affiliated issuers (Notes 1, 3 and 5)	176,187,653
Foreign currency transactions (Note 1)	132,568
Forward currency contracts (Note 1)	(51,085,638)
Futures contracts (Note 1)	44,980,934
Total net realized gain	1,897,048,956
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	5,305,673,895
Securities from affiliated issuers (Note 5)	(109,750,230)
Assets and liabilities in foreign currencies	44,456
Forward currency contracts	6,913,390
Futures contracts	(314,373)
Total change in net unrealized appreciation	5,202,567,138
Net gain on investments	7,099,616,094
Net increase in net assets resulting from operations	$7,490,168,961

The accompanying notes are an integral part of these financial statements.

8	Large Cap Value Fund

Statement of changes in net assets

	Year ended 10/31/24	Year ended 10/31/23
Increase in net assets
Operations
Net investment income	$390,552,867	$288,405,137
Net realized gain on investments and foreign currency transactions	1,897,048,956	817,441,968
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	5,202,567,138	(351,553,705)
Net increase in net assets resulting from operations	7,490,168,961	754,293,400
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(141,567,087)	(169,755,839)
Class B	(67,265)	(335,103)
Class C	(2,167,044)	(3,186,247)
Class R	(1,173,529)	(1,135,327)
Class R5	(581,608)	(685,606)
Class R6	(75,921,658)	(57,157,489)
Class Y	(170,027,279)	(132,320,087)
Net realized short-term gain on investments
Class A	(5,526,019)	(13,650,777)
Class B	(10,348)	(54,118)
Class C	(168,227)	(428,965)
Class R	(43,387)	(102,785)
Class R5	(19,880)	(57,402)
Class R6	(2,001,776)	(3,521,519)
Class Y	(4,698,107)	(8,632,914)
From capital gain on investments
Net realized long-term gain on investments
Class A	(352,130,205)	(438,686,340)
Class B	(659,397)	(1,739,158)
Class C	(10,719,818)	(13,785,381)
Class R	(2,764,728)	(3,303,135)
Class R5	(1,266,766)	(1,844,682)
Class R6	(127,557,584)	(113,168,814)
Class Y	(299,373,787)	(277,430,468)
Increase from capital share transactions (Note 4)	7,075,108,865	2,358,533,648
Total increase in net assets	13,366,832,327	1,871,844,892
Net assets
Beginning of year	19,695,360,604	17,823,515,712
End of year	$33,062,192,931	$19,695,360,604

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund	9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
October 31, 2024	$28.77	.45	9.36	9.81	(.46)	(1.17)	(1.63)	$36.95	35.36	$11,369,077	.88[d]	1.32[d]	16
October 31, 2023	29.54	.41	.82	1.23	(.54)	(1.46)	(2.00)	28.77	4.25	8,890,275.90		1.39	12
October 31, 2022	32.65	.36	(1.28)	(.92)	(.34)	(1.85)	(2.19)	29.54	(2.99)	9,228,512.89		1.21	17
October 31, 2021†	26.76	.31	7.13	7.44	(.37)	(1.18)	(1.55)	32.65	29.16*	9,873,796	.81*	1.04*	15*
November 30, 2020	26.37	.41	1.03	1.44	(.40)	(.65)	(1.05)	26.76	5.75	8,114,686.90		1.71	21
November 30, 2019	24.48	.40	2.85	3.25	(.47)	(.89)	(1.36)	26.37	14.64	8,568,585.91		1.66	12
Class C
October 31, 2024	$28.30	.19	9.20	9.39	(.22)	(1.17)	(1.39)	$36.30	34.35	$392,447	1.63[d]	.56[d]	16
October 31, 2023	29.09	.19	.81	1.00	(.33)	(1.46)	(1.79)	28.30	3.46	266,019	1.65	.64	12
October 31, 2022	32.19	.14	(1.28)	(1.14)	(.11)	(1.85)	(1.96)	29.09	(3.74)	283,213	1.64	.46	17
October 31, 2021†	26.39	.10	7.04	7.14	(.16)	(1.18)	(1.34)	32.19	28.31*	325,902	1.50*	.36*	15*
November 30, 2020	26.01	.23	1.01	1.24	(.21)	(.65)	(.86)	26.39	4.94	310,953	1.65	.97	21
November 30, 2019	24.17	.22	2.80	3.02	(.29)	(.89)	(1.18)	26.01	13.73	381,827	1.66	.92	12
Class R
October 31, 2024	$28.47	.35	9.28	9.63	(.39)	(1.17)	(1.56)	$36.54	35.05	$130,252	1.13[d]	1.04[d]	16
October 31, 2023	29.26	.33	.81	1.14	(.47)	(1.46)	(1.93)	28.47	3.97	68,289	1.15	1.15	12
October 31, 2022	32.36	.29	(1.28)	(.99)	(.26)	(1.85)	(2.11)	29.26	(3.24)	68,257	1.14	.96	17
October 31, 2021†	26.53	.24	7.07	7.31	(.30)	(1.18)	(1.48)	32.36	28.87*	69,251	1.04*	.82*	15*
November 30, 2020	26.15	.35	1.01	1.36	(.33)	(.65)	(.98)	26.53	5.47	68,849	1.15	1.47	21
November 30, 2019	24.29	.34	2.82	3.16	(.41)	(.89)	(1.30)	26.15	14.33	81,830	1.16	1.42	12
Class R5
October 31, 2024	$28.80	.53	9.37	9.90	(.54)	(1.17)	(1.71)	$36.99	35.67	$35,207	.64[d]	1.56[d]	16
October 31, 2023	29.57	.48	.82	1.30	(.61)	(1.46)	(2.07)	28.80	4.50	32,544.65		1.64	12
October 31, 2022	32.68	.43	(1.29)	(.86)	(.40)	(1.85)	(2.25)	29.57	(2.77)	38,608.65		1.42	17
October 31, 2021†	26.78	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.68	29.48*	76,300	.58*	1.25*	15*
November 30, 2020	26.39	.47	1.03	1.50	(.46)	(.65)	(1.11)	26.78	6.03	46,663.65		1.95	21
November 30, 2019	24.51	.46	2.85	3.31	(.54)	(.89)	(1.43)	26.39	14.91	67,476.65		1.88	12
Class R6
October 31, 2024	$28.79	.55	9.38	9.93	(.57)	(1.17)	(1.74)	$36.98	35.83	$6,177,233	.54[d]	1.62[d]	16
October 31, 2023	29.56	.51	.82	1.33	(.64)	(1.46)	(2.10)	28.79	4.60	3,111,458.55		1.72	12
October 31, 2022	32.68	.47	(1.30)	(.83)	(.44)	(1.85)	(2.29)	29.56	(2.68)	2,461,068.55		1.55	17
October 31, 2021†	26.78	.40	7.15	7.55	(.47)	(1.18)	(1.65)	32.68	29.59*	2,161,747	.49*	1.35*	15*
November 30, 2020	26.39	.50	1.02	1.52	(.48)	(.65)	(1.13)	26.78	6.14	1,452,740.55		2.07	21
November 30, 2019	24.51	.49	2.84	3.33	(.56)	(.89)	(1.45)	26.39	15.00	1,287,321.55		2.02	12
Class Y
October 31, 2024	$28.77	.52	9.38	9.90	(.54)	(1.17)	(1.71)	$36.96	35.74	$14,957,976	.63[d]	1.53[d]	16
October 31, 2023	29.55	.48	.82	1.30	(.62)	(1.46)	(2.08)	28.77	4.47	7,308,033.65		1.63	12
October 31, 2022	32.67	.44	(1.30)	(.86)	(.41)	(1.85)	(2.26)	29.55	(2.77)	5,704,960.64		1.46	17
October 31, 2021†	26.77	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.67	29.49*	4,867,264	.58*	1.26*	15*
November 30, 2020	26.39	.47	1.02	1.49	(.46)	(.65)	(1.11)	26.77	5.98	3,226,237.65		1.96	21
November 30, 2019	24.50	.46	2.85	3.31	(.53)	(.89)	(1.42)	26.39	14.93	2,949,801.66		1.91	12
10
Large Cap Value Fund

Financial highlightscont.

*	Not annualized.
†	For the eleven months ended October 31, 2021. The fund changed its fiscal year end from November 30 to October 31.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects a waiver of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund
11

Notes to financial statements 10/31/24

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Large Cap Value Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act, as amended, as a diversified open-end management investment company. The goal of the fund is to seek capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in large-cap companies, which for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of January 31, 2023, the index was composed of companies having market capitalizations of between approximately $450.1 million to $1.3 trillion. The fund may also invest in midsize companies. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

†   Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

12
Large Cap Value Fund

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $153,085,902 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $1,254,339 at the close of the reporting period.

Large Cap Value Fund
13

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements .

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund , if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses and from tax equalization. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $48,216,324 to decrease undistributed net investment income, $140,918,000 to increase paid-in capital and $92,701,676 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$10,317,407,135
Unrealized depreciation	(314,360,327)
Net unrealized appreciation	10,003,046,808
Undistributed ordinary income	36,955,506
Undistributed long-term gains	1,801,196,024
Cost for federal income tax purposes	$22,958,663,133

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.460% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date

14
Large Cap Value Fund

period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $7,513 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund.  If Putnam Management were to engage the services of FTIML or PIL, Putnam Management would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML or PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$14,397,431
Class B	15,840
Class C	456,326
Class R	150,860
Class R5	56,083
Class R6	2,346,461
Class Y	15,162,061
Total	$32,585,062

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $249,091 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $21,963, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$7,085,049	$19,237,347	$26,322,396
Class B	1.00%	1.00%	8,295	106,276	$114,571
Class C	1.00%	1.00%	952,706	2,389,805	$3,342,511
Class R	1.00%	0.50%	158,471	394,047	$552,518
Total			$8,204,521	$22,127,475	$30,331,996

For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $180,749 from the sale of class A shares and received $11 and $6,751 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $441,430 from the sale of class A shares and received $991 and $11,708 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received $109 on class A redemptions. For the period from November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $3,189 on class A redemptions.

Large Cap Value Fund
15

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$10,162,772,498	$4,193,703,174
U.S. government securities (Long-term)	—	—
Total	$10,162,772,498	$4,193,703,174

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	20,981,713	$718,137,612	17,660,349	$517,327,489
Shares issued in connection with reinvestment of distributions	15,388,074	466,367,403	20,308,022	582,134,450
	36,369,787	1,184,505,015	37,968,371	1,099,461,939
Shares repurchased	(37,735,893)	(1,268,303,465)	(41,310,148)	(1,209,095,346)
Net decrease	(1,366,106)	$(83,798,450)	(3,341,777)	$(109,633,407)
	YEAR ENDED 10/31/24 *		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	3,382	$104,346	5,279	$150,104
Shares issued in connection with reinvestment of distributions	24,067	702,318	71,722	2,023,972
	27,449	806,664	77,001	2,174,076
Shares repurchased	(687,894)	(22,952,445)	(751,545)	(21,766,147)
Net decrease	(660,445)	$(22,145,781)	(674,544)	$(19,592,071)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,406,194	$114,327,225	2,364,701	$68,233,048
Shares issued in connection with reinvestment of distributions	414,347	12,183,878	580,218	16,349,980
	3,820,541	126,511,103	2,944,919	84,583,028
Shares repurchased	(2,410,976)	(79,256,136)	(3,279,736)	(94,397,254)
Net increase (decrease)	1,409,565	$47,254,967	(334,817)	$(9,814,226)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,014,040	$65,126,935	587,167	$17,101,134
Shares issued in connection with reinvestment of distributions	131,505	3,958,364	159,220	4,517,275
	2,145,545	69,085,299	746,387	21,618,409
Shares repurchased	(979,257)	(33,106,214)	(680,594)	(19,858,932)
Net increase	1,166,288	$35,979,085	65,793	$1,759,477
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	424,257	$14,253,437	372,837	$10,962,194
Shares issued in connection with reinvestment of distributions	61,410	1,868,254	90,239	2,587,690
	485,667	16,121,691	463,076	13,549,884
Shares repurchased	(664,147)	(22,721,390)	(638,585)	(18,165,453)
Net decrease	(178,480)	$(6,599,699)	(175,509)	$(4,615,569)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	82,941,829	$2,830,010,507	46,019,673	$1,353,209,556
Shares issued in connection with reinvestment of distributions	6,492,444	199,341,563	5,884,676	169,016,860
	89,434,273	3,029,352,070	51,904,349	1,522,226,416
Shares repurchased	(30,472,893)	(1,040,588,314)	(27,074,157)	(795,306,877)
Net increase	58,961,380	$1,988,763,756	24,830,192	$726,919,539

16
Large Cap Value Fund

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	207,530,592	$7,084,327,000	108,825,920	$3,186,660,638
Shares issued in connection with reinvestment of distributions	14,447,405	443,363,082	13,471,954	386,654,284
	221,977,997	7,527,690,082	122,297,874	3,573,314,922
Shares repurchased	(71,263,889)	(2,412,035,095)	(61,385,657)	(1,799,805,017)
Net increase	150,714,108	$5,115,654,987	60,912,217	$1,773,509,905

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/24	Fair value as of 10/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$198,693,235	$460,360,087	$659,053,322	$1,715,698	$—	$—	$—	—	$—
Putnam Government Money Market Fund Class G **	—	21,000,000	21,000,000	138,582	—	—	—	—	—
Putnam Short Term Investment Fund Class P †	133,471,743	581,226,107	464,365,133	10,019,007	—	—	—	250,332,717	250,332,717
Total Short-term investments	332,164,978	1,062,586,194	1,144,418,455	11,873,287	—	—	—		250,332,717
Common stocks ‡
Financials
Assured Guaranty, Ltd. Δ	183,437,842	—	249,875,265	1,734,428	—	176,187,653	(109,750,230)	—	—
Total Common stocks	183,437,842	—	249,875,265	1,734,428	—	176,187,653	(109,750,230)		—
Totals	$515,602,820	$1,062,586,194	$1,394,293,720	$13,607,715	$—	$176,187,653	$(109,750,230)		$250,332,717
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations.
** Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
‡ Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
Δ Security was not in affiliation as of the end of the reporting period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$1,413,900,000

Large Cap Value Fund
17

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$31,536,172	Payables	$977,282
Total		$31,536,172		$977,282

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$(51,085,638)	$(51,085,638)
Equity contracts	44,980,934	—	$44,980,934
Total	$44,980,934	$(51,085,638)	$(6,104,704)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$6,913,390	$6,913,390
Equity contracts	(314,373)	—	$(314,373)
Total	$(314,373)	$6,913,390	$6,599,017

18
Large Cap Value Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC
Assets:
Forward currency contracts #	$791,101	$6,150,031	$4,251,627	$5,011,927	$2,158,238	$1,653,166	$—
Repurchase agreements **	—	—	—	—	—	—	150,064,000
Total Assets	$791,101	$6,150,031	$4,251,627	$5,011,927	$2,158,238	$1,653,166	$150,064,000
Liabilities:
Forward currency contracts #	—	—	—	—	—	—	—
Total Liabilities	$—	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$791,101	$6,150,031	$4,251,627	$5,011,927	$2,158,238	$1,653,166	$150,064,000
Total collateral received (pledged) †##	$791,101	$5,069,970	$2,605,000	$3,750,000	$2,158,238	$1,653,166	$150,064,000
Net amount	$—	$1,080,061	$1,646,627	$1,261,927	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$878,518	$5,069,970	$2,605,000	$3,750,000	$2,162,100	$740,000	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$1,254,339	$153,085,902
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—

	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$3,938,331	$719,075	$3,192,153	$2,970,776	$699,747	$31,536,172
Repurchase agreements **	—	—	—	—	—	150,064,000
Total Assets	$3,938,331	$719,075	$3,192,153	$2,970,776	$699,747	$181,600,172
Liabilities:
Forward currency contracts #	977,282	—	—	—	—	977,282
Total Liabilities	$977,282	$—	$—	$—	$—	$977,282
Total Financial and Derivative Net Assets	$2,961,049	$719,075	$3,192,153	$2,970,776	$699,747	$180,622,890
Total collateral received (pledged) †##	$2,961,049	$562,561	$2,598,858	$2,770,000	$—
Net amount	$—	$156,514	$593,295	$200,776	$699,747
Controlled collateral received (including TBA commitments) **	$3,562,000	$562,561	$2,598,858	$2,770,000	$—	$24,699,007
Uncontrolled collateral received	$—	$—	$—	$—	$—	$154,340,241
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Large Cap Value Fund
19

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $2,141,717,318 as a capital gain dividend with respect to the taxable year ended October 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $429,698,643 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $501,999,016, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $53,126,248 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

20
Large Cap Value Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

December 21, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
300,673,342	7,241,189	26,351,674
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
299,145,512	8,068,401	27,052,292
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Large Cap Value Fund
21

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the previous Sub-Management Contract between Putnam Management and PIL (the “PIL Sub-Management Contract”).

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 Subadvisory Agreement approval,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and

22
Large Cap Value Fund

determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 Subadvisory Agreement approval

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved the Franklin Advisers Sub-Advisory Agreement. Franklin Advisers and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed Franklin Advisers Sub-Advisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the Franklin Advisers Sub-Advisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the Franklin Advisers Sub-Advisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to the Current Management Contracts, and PIL continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to the PIL Sub-Management Contract. The Current Management Contracts and PIL Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the Franklin Advisers Sub-Advisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the Franklin Advisers Sub-Advisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the Franklin Advisers Sub-Advisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the Franklin Advisers Sub-Advisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the Franklin Advisers Sub-Advisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the Franklin Advisers Sub-Advisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the Franklin Advisers Sub-Advisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the Franklin Advisers Sub-Advisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the Franklin Advisers Sub-Advisory Agreement, the fact that the Franklin Advisers Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the Franklin Advisers Sub-Advisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the Franklin Advisers Sub-Advisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the Franklin Advisers Sub-Advisory Agreement.

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Franklin Advisers Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the Franklin Advisers Sub-Advisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

Large Cap Value Fund
23

© 2024 Franklin Templeton. All rights reserved.	38906-AFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Large Cap Value Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024